CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Accounts receivables, allowance	$ 5,626	$ 222,007
Accounts payable	42,612,324	15,347,033
Accrued expenses and other current liabilities	18,276,365	9,489,794
Deferred revenue	3,784,866	4,043,619
Income tax payable	6,556,007	3,645,583
Non-current deferred tax liability	10,498	271,622
Long-term liabilities	18,660,000
Ordinary shares, par value	$ 0.0000005	$ 0.0000005
Ordinary shares, shares authorized	1,000,000,000,000	1,000,000,000,000
Ordinary shares, shares issued	1,678,097,663	1,661,939,143
Ordinary shares, shares outstanding	1,678,097,663	1,661,939,143
VIEs [Member]
Accounts payable	42,326,895	15,343,859
Accrued expenses and other current liabilities	9,435,188	7,852,121
Deferred revenue	3,585,350	2,796,228
Income tax payable
Non-current deferred tax liability	10,498	271,622
Long-term liabilities	$ 18,660,000